Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended		0 Months Ended
	Oct. 08, 2014	Dec. 31, 2014 Agreement	Dec. 31, 2013	Sep. 05, 2014	Oct. 31, 2014
Accounting Policies [Line Items]
Stock issued during the period			0
Warrants exercised by underwriter	172,500
Proceeds from Issuance of Initial Public Offering	$ 6,400,000
Underwriting and other offering costs	1,700,000
Cash, FDIC Insured Amount		250,000
Accounts receivable, net		267,485	184,415
Allowance for doubtful accounts receivable, current		5,482	5,482
Number of licensing and royalty agreements		2
Intangible assets amortization period		7 years
Total intangible assets		600,000	600,000
Accumulated amortization		383,420	265,975
Amortization of intangible assets		$ 117,445	$ 97,680
Dilutive shares excluded from computation of earnings per share		6,150,974	2,459,343
Class A Warrant
Accounting Policies [Line Items]
Preferred units issued as consideration, warrants price per share					$ 32.00
Class A Warrant | IPO
Accounting Policies [Line Items]
Warrants issued during period	1,150,000
Preferred units issued as consideration, warrants price per share	$ 7.00				$ 7.00
Common Stock
Accounting Policies [Line Items]
Reverse stock split ratio				0.005
Stock issued during the period		1,150,000
Common Stock | IPO
Accounting Policies [Line Items]
Stock issued during the period	1,150,000
Accounts Receivable | Customer Concentration Risk
Accounting Policies [Line Items]
Concentration risk percentage		30.00%	25.00%
Number of customers		1	1
Sales Revenue | Customer Concentration Risk
Accounting Policies [Line Items]
Concentration risk percentage		11.00%	23.00%
Number of customers		1	2
Minimum
Accounting Policies [Line Items]
Estimated useful lives of assets		3 years
Maximum
Accounting Policies [Line Items]
Estimated useful lives of assets		10 years